Reinhart International PMV Fund

Schedule of Investments (Unaudited)
August 31, 2023

Description	Shares	Value
COMMON STOCKS - 96.9%
Austria - 2.6%
BAWAG Group AG	840	$39,575
Canada - 14.0%
Boyd Group Services	200	36,070
CCL Industries, Class B	600	26,816
Constellation Software	20	41,081
Dollarama	400	25,935
Element Fleet Management	3,000	46,115
Granite Real Estate Investment Trust - REIT	600	33,428
Lumine Group (1)	81	1,380
		210,825
China - 6.6%
China Feihe	35,000	21,043
JD Logistics (1)	25,000	46,654
NetEase - ADR	400	31,044
		98,741
France - 9.3%
Capgemini SE	300	55,987
Edenred	800	50,979
La Francaise des Jeux SAEM	900	32,544
		139,510
Ireland - 3.0%
Bank of Ireland Group plc	4,500	44,810
Italy - 2.5%
Buzzi Unicem SpA	1,260	37,668
Japan - 6.8%
Hoya	300	33,285
Mercari (1)	3,000	68,224
		101,509
Luxembourg - 4.6%
B&M European Value Retail SA	9,500	69,427
Mexico - 2.5%
Bolsa Mexicana de Valores SAB de CV	19,000	38,021
Netherlands - 2.4%
Euronext NV	400	36,095
Norway - 2.1%
Adevinta ASA (1)	4,500	31,923
Portugal - 3.4%
Jeronimo Martins SGPS SA	2,000	50,984
Republic of Korea - 2.6%
Coway	1,200	39,184
Spain - 2.6%
Aena SME SA	250	39,299
Sweden - 2.5%
Svenska Handelsbanken AB	4,400	36,714
Taiwan, Province of China - 6.2%
Silicon Motion Technology - ADR	935	50,779
Taiwan Semiconductor Manufacturing - ADR	450	42,107
		92,886
United Kingdom - 13.2%
Compass Group plc	1,200	30,260
Endava plc - ADR (1)	530	25,917
International Distributions Services plc	10,000	30,711
London Stock Exchange Group plc	400	41,382
Nomad Foods (1)	1,500	27,510
UNITE Group plc - REIT	3,600	42,816
		198,596
United States - 7.4%
Booking Holdings (1)	10	31,050
Cushman & Wakefield plc (1)	4,200	38,598
Euronet Worldwide (1)	480	41,933
		111,581
Vietnam - 2.6%
Vietnam Dairy Products JSC	12,200	39,394
TOTAL COMMON STOCKS
(Cost $1,374,289)		1,456,742

Contingent Value Rights - 0.0% (2)
Constellation Software (1)
(Cost $-)	20	11

Warrant - 0.0%
Constellation Software (1)(3)
(Cost $-)	20	–

MONEY MARKET FUND - 3.3%
First American Treasury Obligations Fund, Class X, 5.26% (4)
(Cost $49,859)	49,859	49,859

Total Investments - 100.2%
(Cost $1,424,148)		1,506,612
Other Assets and Liabilities, Net - (0.2)%		(2,762)
Total Net Assets - 100.0%		$1,503,850

(1) Non-income producing security.
(2) Amount is less than 0.05%
(3) Security is categorized in Level 3 of the fair value hierarchy. These Level 3 securities have a total fair value of $-, which represents 0.0% of total net assets.
(4) The rate shown is the annualized seven-day effective yield as of August 31, 2023.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

At August 31, 2023, the sector diversification for the Fund was as follows:

Sector	Net Assets
Consumer Discretionary	24.3%
Financials	22.2%
Information Technology	19.3%
Industrials	9.6%
Consumer Staples	9.2%
Real Estate	7.6%
Materials	2.5%
Health Care	2.2%
Money Market Fund	3.3%
Other Assets and Liabilities, Net	(0.2)%
Total	100.0%

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$537,784	$918,958	$-	$1,456,742
Contingent Value Rights	11	-	-	11
Warrants	-	-	-	-
Money Market Fund	49,859	-	-	49,859
Total Investments	$587,654	$918,958	$-	$1,506,612

Refer to Schedule of Investments for further information on the classification of investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of 5/31/2023				$-
Accrued discounts/ premiums				-
Realized gain (loss)				-
Change in net unrealized appreciation (depreciation)				-
Net purchases (sales)				-
Transfers in and/or out of Level 3				-
Balance as of 8/31/2023				$-
Net change in unrealized appreciation/depreciation of Level 3 assets as of August 31, 2023				$-